EARNINGS (LOSS) PER COMMON SHARE - Weighted Average Number of Common Shares (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Number of shares issued (in shares)	548	508
Effect of shares issued (in shares)	0	1
Effect of shares issued on exercise of options (in shares)	2	3
Basic (in shares)	550	512
Dilutive effect of share options on issue (in shares)	0	2
Weighted average number of common shares at December 31 (diluted) (in shares)	550	514
Basic (loss) earnings per common share (in CAD per share)	$ (0.86)	$ 2.69
Diluted (loss) earnings per common share (in CAD per share)	$ (0.86)	$ 2.68